Additional Information Required by the Argentine Central Bank - Summary of Fiduciary Property Breakdown (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 6,953,829
Exxon mobil [member]
Disclosure of trust activities [line items]
Date of Contract	Apr. 17, 2012
Trustor	Exxon Mobil
Maturity Date	Apr. 19, 2021
Port Workers Cooperative [member]
Disclosure of trust activities [line items]
Date of Contract	Sep. 12, 2014
Trustor	Port Workers Cooperative
Maturity Date	Sep. 12, 2020
Rios belt [member]
Disclosure of trust activities [line items]
Date of Contract	Apr. 14, 2016
Trustor	Rios Belt
Maturity Date	Dec. 31, 2020
MSU [member]
Disclosure of trust activities [line items]
Date of Contract	May 24, 2017
Trustor	MSU
Maturity Date	Jul. 29, 2020
Trust [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 9,691
Trust [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Exxon mobil [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	8,208
Trust [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Port Workers Cooperative [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	1,156
Trust [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Rios belt [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	172
Trust [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | MSU [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 155